Employees and directors, Staff Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Staff costs [Abstract]
Wages and salaries	$ 1,231.5	$ 1,187.3	$ 1,204.4
Redundancy and termination costs (non-exceptional)	1.2	1.0	0.5
Social security costs	103.5	97.5	93.6
Other pension costs	45.5	41.6	41.7
Short-term employee benefits expense	1,381.7	1,327.4	1,340.2
Cost of employee share schemes (Share-based payments section below)	14.3	17.0	68.8
Total	$ 1,396.0	$ 1,344.4	$ 1,409.0